FEDERATED U.S. GOVERNMENT
SECURITIES FUND: 2-5 YEARS

INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES
CLASS K SHARES

Supplement to the Prospectuses dated March 31, 2005.


Please delete the Prospectus section entitled "Portfolio Management Information" and replace it with the following:

PORTFOLIO MANAGEMENT INFORMATION



Donald T. Ellenberger
Donald T. Ellenberger has been the Fund's Portfolio Manager since June 2005. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice
President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.




Robert J. Ostrowski
Robert J. Ostrowski has been designated as a back-up portfolio manager for the Fund, and as such does not have primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named as Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.


     The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.





Federated Securities Corp., Distributor

Cusips      31428P202
      31428P103
      31428P301

33125 (6/05)

                                                      June 22, 2005









Federated U.S. Government
Securities Fund: 2-5 Years

institutional service shares
institutional shares
class k shares

Supplement to the Statement of Additional Information dated March 31, 2005.


Under the section entitled "Who Manages and Provides Services to the Fund?" under the "Officers" table, please delete the information pertaining to Susan
M. Nason in its entirety.

Under the section entitled "Who Manages and Provides Services to the Fund?" please delete the "Portfolio Manager Information" sub-section in its entirety and replace it with the following:

      Portfolio Manager Information
      The following information about the Fund's portfolio managers is provided as of May 31, 2005.


                                      ----------------------------------
       Other Accounts Managed by      Total Number of Other Accounts
       Donald Ellenberger             Managed / Total Assets*

       -----------------------------------------------------------------
       -----------------------------------------------------------------
       Registered Investment          1 fund  /  $ 383.41 million
       Companies
       -----------------------------------------------------------------
       -----------------------------------------------------------------
       Other Pooled Investment        1 account  /  $ 43.83 million
       Vehicles
       -----------------------------------------------------------------
       -----------------------------------------------------------------
       Other Accounts                 12 accounts  /  $ 260.40 million
       -----------------------------------------------------------------

      *None of the Accounts has an advisory fee that is based on the performance of the account.

      Dollar value range of shares owned in the Fund:  none.

      Donald Ellenberger is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      Investment Product Performance is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (i.e. Merrill Lynch 3-5 Year Treasury Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds. These performance periods are adjusted if a portfolio manager has been managing the fund for less than five years; funds with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Ellenberger is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Investment performance is calculated with an equal weighting of each account managed by the portfolio manager. Donald Ellenberger is a member of an Investment Team that establishes guidelines on various performance drivers (e.g., currency, duration, sector) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is determined by Federated's senior management's assessment of the team's contribution.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support activities, with input from sales management.

      Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

      In addition, Mr. Ellenberger was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

      As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

      Robert Ostrowski is the named back up portfolio manager on the fund and is not responsible for the day-to-day management of the Fund.



Federated Securities Corp., Distributor

Cusips 31428P202
       31428P103
       31428P301

33126 (6/05)

                                                      June 22, 2005